Consolidated Balance Sheets	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
CURRENT ASSETS:
Cash and cash equivalents	$ 363,851,000	¥ 29,985,000,000	¥ 26,316,000,000
Time deposits	8,895,000	733,000,000	706,000,000
Marketable securities (Notes 3, 19 and 20)	62,844,000	5,179,000,000	4,840,000,000
Notes and accounts receivable (Note 17)	275,756,000	22,725,000,000	21,171,000,000
Allowance for returns and doubtful receivables (Note 4)	(17,716,000)	(1,460,000,000)	(1,617,000,000)
Inventories (Note 5)	398,580,000	32,847,000,000	31,116,000,000
Deferred income taxes (Note 16)	51,377,000	4,234,000,000	5,212,000,000
Other current assets (Notes 17, 19 and 20)	37,034,000	3,052,000,000	2,666,000,000
Total current assets	1,180,621,000	97,295,000,000	90,410,000,000
PROPERTY, PLANT AND EQUIPMENT:
Land (Note 9)	264,325,000	21,783,000,000	21,787,000,000
Buildings and building improvements (Notes 9, 11 and 20)	729,001,000	60,077,000,000	60,318,000,000
Machinery and equipment	170,356,000	14,039,000,000	14,068,000,000
Construction in progress	267,000	22,000,000	93,000,000
Total	1,163,949,000	95,921,000,000	96,266,000,000
Accumulated depreciation	(568,414,000)	(46,843,000,000)	(46,532,000,000)
Net property, plant and equipment	595,535,000	49,078,000,000	49,734,000,000
OTHER ASSETS:
Investments in affiliated companies (Note 6)	177,151,000	14,599,000,000	14,702,000,000
Investments (Notes 3, 19 and 20)	413,348,000	34,064,000,000	32,685,000,000
Goodwill (Notes 7, 8 and 20)	125,798,000	10,367,000,000	10,367,000,000
Other intangible assets (Notes 8 and 20)	115,775,000	9,541,000,000	10,325,000,000
Prepaid pension expense (Note 12)			158,000,000
Deferred income taxes (Note 16)	7,244,000	597,000,000	876,000,000
Other	67,431,000	5,557,000,000	6,019,000,000
Total other assets	906,747,000	74,725,000,000	75,132,000,000
TOTAL	2,682,903,000	221,098,000,000	215,276,000,000
CURRENT LIABILITIES:
Short-term bank loans (Note 9)	70,137,000	5,780,000,000	6,152,000,000
Notes and accounts payable:
Trade notes	17,340,000	1,429,000,000	1,617,000,000
Trade accounts (Note 17)	130,288,000	10,737,000,000	10,474,000,000
Other payables	84,310,000	6,948,000,000	5,112,000,000
Accrued payroll and bonuses	77,794,000	6,411,000,000	6,133,000,000
Income taxes payable (Note 16)	21,199,000	1,747,000,000	1,932,000,000
Current portion of long-term debt (Notes 9 and 19)	777,000	64,000,000	70,000,000
Other current liabilities (Notes 12, 16, 19 and 20)	30,227,000	2,491,000,000	2,390,000,000
Total current liabilities	432,072,000	35,607,000,000	33,880,000,000
LONG-TERM LIABILITIES:
Long-term debt (Notes 9 and 19)	7,741,000	638,000,000	214,000,000
Liability for termination and retirement benefits (Note 12)	34,183,000	2,817,000,000	2,183,000,000
Deferred income taxes (Note 16)	85,973,000	7,085,000,000	7,441,000,000
Other long-term liabilities (Notes 11, 12 and 16)	18,481,000	1,523,000,000	2,178,000,000
Total long-term liabilities	146,378,000	12,063,000,000	12,016,000,000
COMMITMENTS AND CONTINGENCIES (Notes 9 and 10)
WACOAL HOLDINGS CORP. SHAREHOLDERS' EQUITY (Notes 13 and 22):
Common stock, no par value - authorized, 500,000,000 shares in 2012 and 2011; issued 143,378,085 shares in 2012 and 2011	160,903,000	13,260,000,000	13,260,000,000
Additional paid-in capital (Note 14)	357,323,000	29,447,000,000	29,401,000,000
Retained earnings	1,715,447,000	141,370,000,000	137,274,000,000
Accumulated other comprehensive loss (Note 15):
Foreign currency translation adjustments	(132,459,000)	(10,916,000,000)	(10,159,000,000)
Unrealized gain on securities	50,928,000	4,197,000,000	2,596,000,000
Pension liability adjustments (Note 12)	(36,112,000)	(2,976,000,000)	(2,002,000,000)
Total accumulated other comprehensive loss	(117,643,000)	(9,695,000,000)	(9,565,000,000)
Less treasury stock at cost - 2,527,015 shares and 2,529,607 shares in 2012 and 2011, respectively	(35,020,000)	(2,886,000,000)	(2,890,000,000)
Total Wacoal Holdings Corp. shareholders' equity	2,081,010,000	171,496,000,000	167,480,000,000
NONCONTROLLING INTERESTS	23,443,000	1,932,000,000	1,900,000,000
Total equity	2,104,453,000	173,428,000,000	169,380,000,000
TOTAL	$ 2,682,903,000	¥ 221,098,000,000	¥ 215,276,000,000